Jeffrey A. Engelsman
(303) 689-4285 - tel.
689-3827 - fax.


September 15, 1997

Via EDGAR


Securities and Exchange Commission

Re:      Sticker to Variable Annuity-1 Series Account of Great-West Life &
Annuity Insurance Company File No. 333-01153 (The Schwab Variable
Annuity TM).

Dear Ladies and Gentlemen:

   Attached is a revision to the Variable Annuity-1 Series Account (the "Series Account")Prospectus submitted pursuant to Rule 497(e). This "Sticker" is to be effective September 15, 1997. The Sticker is prompted due to the addition of the Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as an investment option.

   Should you have any questions regarding this filing, please do not hesitate to call me at the above listed telephone number.

                                                        Very truly yours,

                                                     /s/ Jeffrey A. Engelsman

                                                         Jeffrey A. Engelsman
                                                              Attorney





Rule 497(e)
File Nos. 333-01153
          811-07549

                                           The Schwab Variable AnnuityTM
                                                     Issued by
                                    Great-West Life & Annuity Insurance Company

                                               Prospectus Amendments
                                 to Include the
Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

                                    Effective
                               September 15, 1997

On page i of the prospectus, in the second paragraph, the number of Investment Divisions should be revised from "twenty-four" to "twenty-five" and Van Kampen American Capital should be added to the end of the list of available fund families.

On page 1 of the prospectus:

Under the heading "Key Features of the Annuity" please replace the first sentence of the first paragraph with the following:

The Contract currently allows you to invest in your choice of twenty-five different Investment Divisions offered by fourteen different mutual fund investment advisers.

Under the heading "Key Features of the Annuity" please replace the second sentence of the third paragraph with the following:

The Contract gives you an opportunity to select among twenty-five different Investment Divisions.

Under the heading "Key Features of the Annuity" and under the column "Investment Objective" please insert the following new category between the lines "Growth & Income" and "Equity Income":

          "Real Estate"

Under the headings "Key Features of the Annuity", and under the column "Eligible Funds" please insert the following new fund between the lines "Federated American Leaders Fund II" and INVESCO VIF-Industrial Income Portfolio:

    Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

On page 5 of the prospectus, under the heading Eligible Fund Annual Expenses, please insert the following:

                                                                                                 TOTAL
                                    Management                Other            12b-1            Eligible Fund
Portfolio                           Fees                      Expenses          Fees             Expenses

Van Kampen American
Capital LIT - Morgan Stanley
Real Estate Securities Portfolio      .83%                      .27%              0%               1.10%

On page 6 of the prospectus, under the Heading Examples(1) please insert the following:

Investment Divisions                                   1 Year                                      3 Years

Van Kampen American Capital LIT
Morgan Stanley Real Estate Securities Portfolio         $11.49                                      $37.57


On page 7 of the prospectus, under the Heading Condensed Financial Information please insert the following:

                                                              1997
Van Kampen American Capital LIT
Morgan Stanley Real Estate Securities Portfolio
Value at beginning of period                                  $10.00
Value at end of period                                         N/A
Number of accumulation units
outstanding at end of period                                   N/A

On page 8 of the prospectus, under the heading "The Series Account" please replace the first sentence of the fourth paragraph with the following:

The Series Account currently has twenty-five Investment Divisions available for allocation of Contributions.

On page 10 of the prospectus, please insert the following at the end of the page:
Van Kampen American Capital Life Investment Trust

   Van Kampen  American  Capital  LIT- Morgan  Stanley  Real  Estate  Securities
Portfolio: seeks as its primary investment objective long-term growth of capital. Current income is a secondary consideration. The Portfolio seeks to achieve its objectives by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.

On page 11 of the prospectus, please add the following to the end of the first paragraph:

The Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio is advised by Van Kampen American Capital Asset Management, Inc. of Oakbrook Terrace, Illinois.

On page 27 of the prospectus, under the Heading PERFORMANCE DATA please insert the following:

Investment Division                         One        Three     Five         Since         Inception Date of
                                            Year       Year       Year      Inception         Underlying Fund
Van Kampen American
Capital LIT - Morgan Stanley
Real Estate Securities Portfolio          39.34%        N/A     N/A          31.22%               7/3/95